UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TPG-Axon Capital Management, L.P.
           --------------------------------------------------
Address:   888 Seventh Avenue, 38th Floor
           --------------------------------------------------
           New York, New York 10019
           --------------------------------------------------

Form 13F File Number:     028-11789
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
           --------------------------------------------------
Title:     Co-Chief Executive Officer
           --------------------------------------------------
Phone:    (212) 479-2000
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dinakar Singh             New York, New York         May 15, 2007
       ---------------------  ------------------------------  ---------------
            [Signature]                   [Place]                  [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:        4,943,609
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                        FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                                              VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
ACE LTD                            ORD             G0070K103  413,457  7,246,000 SH          SOLE              7,246,000    0     0
AETNA INC                          COM             00817Y108   51,234  1,170,000 SH          SOLE              1,170,000    0     0
ALLSTATE CORP                      COM             020002101  118,619  1,975,000 SH          SOLE              1,975,000    0     0
ALTRIA GROUP INC                   COM             02209S103  154,603  2,346,000 SH          SOLE              2,346,000    0     0
AMER INTL GROUP INC                COM             026874107  245,226  3,648,106 SH          SOLE              3,648,106    0     0
BEA SYSTEMS INC                    COM             73325102    74,987  6,470,000 SH          SOLE              6,470,000    0     0
BOEING CO                          COM             97023105    48,901    550,000 SH          SOLE                550,000    0     0
CIGNA CORP                         COM             125509109   36,378    255,000 SH          SOLE                255,000    0     0
COMMUNITY HEALTH SYS INC NEW       COM             203668108  164,970  4,680,000 SH          SOLE              4,680,000    0     0
DAVITA INC                         COM             23918K108  169,024  3,170,000 SH          SOLE              3,170,000    0     0
DESARROLLADORA HOMEX S A DE        SPONSORED ADR   25030W100   25,092    433,000 SH          SOLE                433,000    0     0
DIAMOND OFFSHORE DRILLING IN       COM             25271C102   40,151    496,000 SH          SOLE                496,000    0     0
ENDEAVOUR INTL CORP                COM             29259G101      243    118,298 SH          SOLE                118,298    0     0
EVEREST RE GROUP LTD               COM             G3223R108   20,677    215,000 SH          SOLE                215,000    0     0
FOMENTO ECONOMICO MEXICANO S       SPON ADR UNITS  344419106  125,502  1,136,900 SH          SOLE              1,136,900    0     0
GENERAL ELECTRIC CO                COM             369604103   11,280    319,000 SH          SOLE                319,000    0     0
GLOBALSANTAFE CORP                 SHS             G3930E101   39,845    646,000 SH          SOLE                646,000    0     0
ICICI BK LTD                       ADR             45104G104  143,876  3,915,000 SH          SOLE              3,915,000    0     0
KOOKMIN BK NEW                     SPONSORED ADR   50049M109   16,588    184,000 SH          SOLE                184,000    0     0
LOEWS CORP                         CAROLINA GP STK 540424207   10,283    136,000 SH          SOLE                136,000    0     0
LOUISIANA PAC CORP                 COM             546347105   80,240  4,000,000 SH          SOLE              4,000,000    0     0
METHANEX CORP                      COM             59151K108  107,585  4,175,000 SH          SOLE              4,175,000    0     0
MOBILE TELESYSTEMS OJSC            SPONSORED ADR   607409109   65,697  1,174,000 SH          SOLE              1,174,000    0     0
NEWS CORPORATION, INC. CMN CLASS A CL A            65248E108   18,496    800,000 SH          SOLE                800,000    0     0
NEWS CORPORATION, INC. CMN CLASS B CL B            65248E203  108,402  4,430,000 SH          SOLE              4,430,000    0     0
NOBLE CORPORATION                  SHS             G65422100   39,891    507,000 SH          SOLE                507,000    0     0
OPEN JT STK CO-VIMPEL COMMUN       SPONSORED ADR   68370R109   50,739    535,000 SH          SOLE                535,000    0     0
ORACLE CORP                        COM             68389X105  182,544 10,068,600 SH          SOLE             10,068,600    0     0
PARTNERRE LTD                      COM             G6852T105  244,002  3,560,000 SH          SOLE              3,560,000    0     0
PROGRESSIVE CORP OHIO              COM             743315103   25,292  1,159,130 SH          SOLE              1,159,130    0     0
PRUDENTIAL FINL INC                COM             744320102  192,147  2,128,815 SH          SOLE              2,128,815    0     0
NASDAQ 100 TR                      PUT             631100954      310    191,575 SH  PUT     SOLE                191,575    0     0
SK TELECOM LTD                     SPONSORED ADR   78440P108   30,904  1,319,564 SH          SOLE              1,319,564    0     0
SYMANTEC CORP                      COM             871503108  106,014  6,128,000 SH          SOLE              6,128,000    0     0
TC PIPELINES LP                    COM             87233Q108   15,829    433,902 SH          SOLE                433,902    0     0
THERMO FISHER SCIENTIFIC INC       COM             883556102   58,671  1,255,000 SH          SOLE              1,255,000    0     0
TRANSOCEAN INC                     ORD             G90078109   61,275    750,000 SH          SOLE                750,000    0     0
ST PAUL TRAVELERS INC              COM             792860108  313,491  6,055,460 SH          SOLE              6,055,460    0     0
TRIAD HOSPITALS INC                COM             89579K109  439,255  8,406,800 SH          SOLE              8,406,800    0     0
UNITEDHEALTH GROUP INC             COM             91324P102   29,139    550,100 SH          SOLE                550,100    0     0
UNIVERSAL COMPRESSION HLDGS        COM             913431102  135,360  2,000,000 SH          SOLE              2,000,000    0     0
VIACOM INC. CMN CLASS B            COM             92553P201  152,724  3,715,000 SH          SOLE              3,715,000    0     0
WEATHERFORD INTERNATIONAL LT       COM             G95089101  249,178  5,525,000 SH          SOLE              5,525,000    0     0
WELLPOINT INC                      COM             94973V107  295,159  3,639,450 SH          SOLE              3,639,450    0     0
WRIGHT EXPRESS CORP                COM             98233Q105   30,330  1,000,000 SH          SOLE              1,000,000    0     0

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